Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	€ 40	€ 33	€ 38
Depreciation	94	97	103
Impairment losses / (reversals) on financial assets, excluding receivables	228	59	92
Impairment losses / (reversals) on non-financial assets and receivables	9	60	46
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	23	24	34
Depreciation	65	64	67
Impairment losses / (reversals) on financial assets, excluding receivables	223	59	78
Impairment losses / (reversals) on non-financial assets and receivables	9	32	17
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	5	2	2
Depreciation	13	12	11
Impairment losses / (reversals) on non-financial assets and receivables			11
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	9	14	17
Impairment losses / (reversals) on non-financial assets and receivables		7	18
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights	12	6
Depreciation	1	2	2
Operating segments [member] | International [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses and future servicing rights		1	3
Depreciation	5	5	6
Impairment losses / (reversals) on financial assets, excluding receivables	€ 5		€ 13
Impairment losses / (reversals) on non-financial assets and receivables		€ 21